Significant partly-owned subsidiary (Tables)	12 Months Ended
Dec. 31, 2023
Interest In Other Entities [Abstract]
Disclosure of interests in subsidiaries
The following table shows BCE’s significant subsidiaries at December 31, 2023. BCE has other subsidiaries which have not been included in the table as each represents less than 10% individually and less than 20% in aggregate of total consolidated revenues.
All of these significant subsidiaries are incorporated in Canada and provide services to each other in the normal course of operations. The value of these transactions is eliminated on consolidation.

	OWNERSHIP PERCENTAGE
SUBSIDIARY	2023	2022
Bell Canada	100%	100%
Bell Mobility Inc.	100%	100%
Bell Media Inc.	100%	100%
The following tables show summarized financial information for our subsidiary with significant non-controlling interest (NCI).
Summarized statements of financial position

	CTV SPECIALTY(1) (2)
FOR THE YEAR ENDED DECEMBER 31	2023	2022
Current assets	466	400
Non-current assets	941	958
Total assets	1,407	1,358
Current liabilities	153	140
Non-current liabilities	239	246
Total liabilities	392	386
Total equity attributable to BCE shareholders	707	678
NCI	308	294
(1)At December 31, 2023 and 2022, the ownership interest held by NCI in CTV Specialty Television Inc. (CTV Specialty) was 29.9%. CTV Specialty was incorporated and operated in Canada as at such dates.
(2)CTV Specialty's net assets at December 31, 2023 and 2022 include $7 million and $5 million, respectively, directly attributable to NCI.

Selected income and cash flow information

	CTV SPECIALTY(1)
FOR THE YEAR ENDED DECEMBER 31	2023	2022
Operating revenues	969	986
Net earnings	209	180
Net earnings attributable to NCI	65	57
Total comprehensive income	196	198
Total comprehensive income attributable to NCI	61	63
Cash dividends paid to NCI	47	39
(1)CTV Specialty's net earnings and total comprehensive income include $3 million and $4 million directly attributable to NCI for 2023 and 2022, respectively.